Income Tax Recovery (Expense) (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Summary of Income Tax Contingencies
The following table reflects changes in uncertain tax positions relating to freight tax liabilities, which are recorded in other long-term liabilities on the Company's consolidated balance sheets:

	Year Ended December 31,
	2023 $	2022 $	2021 $
Balance as at January 1	42,046	45,603	49,124
Increases for positions related to the current year	9,708	5,820	3,749
Increases for positions related to prior years	7,394	2,983	4,766
Decreases for positions taken in prior years	(4,798)	(964)	—
Decreases related to expiry of limitation period	(5,000)	(8,084)	(11,604)
Foreign exchange gain	(1,537)	(3,312)	(432)
Balance as at December 31	47,813	42,046	45,603